Notes Payable to Third Parties (Details Narrative) (10K)	Mar. 28, 2018 USD ($) $ / shares shares	Sep. 14, 2017 USD ($) Integer $ / shares shares	May 25, 2017 USD ($) Integer $ / shares shares	Mar. 31, 2018 shares
Warrants issued to purchase common stock | shares				648,600
Emet Capital Partners, LLC [Member]
Debt instrument, principal amount | $	$ 25,850
Debt instrument, maturity date	Sep. 14, 2018
Warrants issued to purchase common stock | shares	98,600	110,000
Exercise price of warrants | $ / shares	$ .50	$ 0.50
Warrants term	5 years	5 years
Convertible Notes [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, principal amount | $		$ 13,750	$ 55,000
Exchange for convertible debt | $		$ 12,500	$ 50,000
Debt instrument, maturity date		Sep. 14, 2018	May 25, 2018
Conversion price | $ / shares		$ 0.25	$ 0.25
Trading days percentage		50.00%	50.00%
Trading days period | Integer		20	20
Debt instrument, term		1 year	1 year
Debt instrument, interest rate		5.00%	5.00%
Warrants issued to purchase common stock | shares			440,000
Exercise price of warrants | $ / shares			$ 0.50
Warrants term			5 years